Investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Marketable equity securities	$ 44.5	$ 0.0
Other	0.9	0.5
Total investments	$ 45.4	$ 0.5